Selling, General And Administrative Expenses (Schedule Of Selling General And Administrative Expenses ) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 employee		Dec. 31, 2012 employee		Dec. 31, 2011 employee		Dec. 31, 2010
Selling, General And Administrative Expenses [Line Items]
Persons in employment	163		159		153
Personnel expenses	$ 55,654	[1],[2]	$ 44,645	[1],[2]	$ 52,262	[1],[2]
Travel expenses	6,728		7,098		5,862
Professional services	13,253		17,906		13,159
Office expenses	3,443		3,506		3,943
Directors expenses	3,393		4,786		5,582
Aircraft management fee	(477)	[3]	641	[3]	26,841	[3]
Mark-to-market on derivative instruments and foreign currency results	115		(2,914)		2,811
Other expenses	6,970		7,741		10,286
Total selling, general and administrative expenses	89,079		83,409		120,746		81,000
Share-based compensation	9,292		7,128		6,159
Termination and severance payments					5,151
Genesis Lease Limited [Member]
Selling, General And Administrative Expenses [Line Items]
One-off charge related to buy-out of servicing rights					$ 24,500

[1]	Includes share-based compensation of $6,159, $7,128 and $9,292 in the years ended December 31, 2011, 2012 and 2013, respectively.
[2]	Includes termination and severance payments of $5,151 in the year ended December 31, 2011.
[3]	Includes a charge of $24,500 relating to the buy-out of the Genesis portfolio servicing rights in the year ended December 31, 2011.